Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 10,982	$ 11,457	$ 10,711	$ 14,783	$ 15,273	$ 13,026	$ 10,878	$ 11,463	$ 10,295	$ 9,993	$ 10,000
Columbia Variable Portfolio – Long Government/Credit Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 10,721	11,214	10,511	14,538	15,060	12,863	10,771	11,383	10,256	9,978	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Long Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Bond Index
Account Value	$ 11,031	$ 11,509	$ 10,744	$ 14,735	$ 15,115	$ 13,017	$ 10,885	$ 11,420	$ 10,315	$ 9,670	$ 10,000